iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .6%
Axon Enterprise, Inc.
(a) (b)
.................... 44,645 $ 7,407,945
Boeing Co. (The)
(a)
........................ 1,114,544 212,309,486
BWX Technologies, Inc. .................... 163,064 9,470,757
Curtiss-Wright Corp. ....................... 112,779 18,832,965
General Dynamics Corp. .................... 718,007 178,144,717
HEICO Corp.
(b)
.......................... 8,267 1,270,142
HEICO Corp. , Class A ...................... 14,701 1,761,915
Hexcel Corp. ............................ 246,047 14,479,866
Howmet Aerospace, Inc.
(b)
................... 990,675 39,042,502
Huntington Ingalls Industries, Inc. .............. 90,431 20,860,623
L3Harris Technologies, Inc. .................. 560,922 116,789,570
Mercury Systems, Inc.
(a) (b)
................... 144,897 6,482,692
Northrop Grumman Corp.
(b)
.................. 381,561 208,183,497
Raytheon Technologies Corp. ................ 4,339,095 437,901,467
Spirit AeroSystems Holdings, Inc. , Class A
(b)
....... 15,631 462,678
Textron, Inc.
(b)
........................... 621,250 43,984,500
TransDigm Group, Inc. ..................... 92,851 58,463,632
Woodward, Inc.
(b)
......................... 173,336 16,745,991
1,392,594,945
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 249,934 22,883,957
Expeditors International of Washington, Inc.
(b)
...... 322,914 33,557,223
FedEx Corp. ............................ 708,920 122,784,944
GXO Logistics, Inc.
(a) (b)
..................... 275,752 11,771,853
United Parcel Service, Inc. , Class B ............ 234,129 40,700,985
231,698,962
a
Airlines  —  0 .3%
Alaska Air Group, Inc.
(a)
..................... 363,520 15,609,549
American Airlines Group, Inc.
(a) (b)
.............. 1,892,148 24,068,122
Copa Holdings SA , Class A , NVS
(a) (b)
............ 84,575 7,034,103
JetBlue Airways Corp.
(a)
.................... 943,195 6,111,904
Southwest Airlines Co.
(a)
.................... 1,744,632 58,741,759
United Airlines Holdings, Inc.
(a)
................ 960,811 36,222,575
147,788,012
a
Auto Components  —  0 .2%
Aptiv PLC
(a)
............................. 596,555 55,557,167
BorgWarner, Inc. ......................... 690,166 27,779,181
Gentex Corp. ........................... 692,024 18,871,494
Lear Corp. ............................. 175,187 21,726,692
QuantumScape Corp. , Class A
(a) (b)
............. 763,668 4,329,998
128,264,532
a
Automobiles  —  0 .6%
Ford Motor Co. .......................... 11,619,977 135,140,333
General Motors Co. ....................... 4,177,458 140,529,687
Harley-Davidson, Inc.
(b)
..................... 393,832 16,383,411
Lucid Group, Inc.
(a) (b)
....................... 94,871 647,969
Rivian Automotive, Inc. , Class A
(a) (b)
............. 1,527,407 28,150,111
Thor Industries, Inc. ....................... 155,052 11,704,875
332,556,386
a
Banks  —  7 .2%
Bank of America Corp. ..................... 20,733,336 686,688,088
Bank of Hawaii Corp. ...................... 115,765 8,978,733
Bank OZK ............................. 330,194 13,227,572
BOK Financial Corp. ....................... 86,544 8,982,402
Citigroup, Inc. ........................... 5,714,214 258,453,899
Citizens Financial Group, Inc. ................ 1,439,930 56,690,044
Comerica, Inc. ........................... 385,510 25,771,343
Commerce Bancshares, Inc. ................. 338,597 23,048,298
Cullen/Frost Bankers, Inc. ................... 172,357 23,044,131
Security Shares Value
a
Banks (continued)
East West Bancorp, Inc. .................... 417,231 $ 27,495,523
Fifth Third Bancorp ....................... 2,013,340 66,057,685
First Citizens BancShares, Inc. , Class A
(b)
........ 24,348 18,464,549
First Hawaiian, Inc. ....................... 375,664 9,782,291
First Horizon Corp. ........................ 1,560,330 38,228,085
First Republic Bank ....................... 535,659 65,291,475
FNB Corp. ............................. 1,021,973 13,336,748
Huntington Bancshares, Inc. ................. 4,227,701 59,610,584
JPMorgan Chase & Co. .................... 8,610,545 1,154,674,084
KeyCorp ............................... 2,737,133 47,680,857
M&T Bank Corp. ......................... 507,905 73,676,699
PacWest Bancorp ........................ 340,468 7,813,741
Pinnacle Financial Partners, Inc. ............... 219,549 16,114,897
PNC Financial Services Group, Inc. (The) ........ 1,188,346 187,687,367
Popular, Inc. ............................ 216,538 14,360,800
Prosperity Bancshares, Inc. .................. 257,179 18,691,770
Regions Financial Corp. .................... 2,753,500 59,365,460
Signature Bank .......................... 175,091 20,173,985
SVB Financial Group
(a)
..................... 63,690 14,657,617
Synovus Financial Corp. .................... 421,636 15,832,432
Truist Financial Corp. ...................... 3,924,269 168,861,295
U.S. Bancorp ........................... 3,961,296 172,752,119
Umpqua Holdings Corp. .................... 634,641 11,328,342
Webster Financial Corp. .................... 514,633 24,362,726
Wells Fargo & Co. ........................ 11,195,568 462,265,003
Western Alliance Bancorp ................... 120,153 7,156,313
Wintrust Financial Corp. .................... 175,559 14,838,247
Zions Bancorp NA ........................ 436,171 21,442,166
3,916,887,370
a
Beverages  —  1 .0%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 1,412 465,282
Brown-Forman Corp. , Class A
(b)
............... 54,972 3,614,959
Brown-Forman Corp. , Class B , NVS
(b)
........... 221,487 14,547,266
Coca-Cola Co. (The) ...................... 2,881,572 183,296,795
Constellation Brands, Inc. , Class A ............. 447,322 103,666,874
Keurig Dr Pepper, Inc. ..................... 2,532,460 90,307,524
Molson Coors Beverage Co. , Class B ........... 516,748 26,622,857
Monster Beverage Corp.
(a)
................... 81,655 8,290,432
PepsiCo, Inc. ........................... 632,958 114,350,192
545,162,181
a
Biotechnology  —  1 .8%
Amgen, Inc. ............................ 251,921 66,164,531
Biogen, Inc.
(a)
........................... 423,084 117,160,421
BioMarin Pharmaceutical, Inc.
(a)
............... 544,201 56,319,361
Exact Sciences Corp.
(a) (b)
.................... 419,490 20,768,950
Exelixis, Inc.
(a)
........................... 124,217 1,992,441
Gilead Sciences, Inc. ...................... 3,705,626 318,127,992
Horizon Therapeutics PLC
(a) (b)
................ 46,030 5,238,214
Incyte Corp.
(a)
........................... 72,246 5,802,799
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 42,067 1,588,871
Mirati Therapeutics, Inc.
(a) (b)
.................. 132,544 6,005,569
Moderna, Inc.
(a) (b)
......................... 920,843 165,401,820
Natera, Inc.
(a) (b)
.......................... 27,719 1,113,472
Regeneron Pharmaceuticals, Inc.
(a)
............. 261,293 188,520,287
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 43,291 2,005,672
United Therapeutics Corp.
(a)
.................. 131,515 36,573,006
Vertex Pharmaceuticals, Inc.
(a)
................ 42,064 12,147,242
1,004,930,648
a
Building Products  —  0 .8%
A O Smith Corp. ......................... 282,851 16,190,391
Allegion PLC ............................ 53,318 5,612,253
Armstrong World Industries, Inc. ............... 57,117 3,917,655

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 326,848 $ 6,641,552
Builders FirstSource, Inc.
(a)
.................. 428,399 27,794,527
Carlisle Companies, Inc. .................... 23,802 5,608,941
Carrier Global Corp. ....................... 2,462,503 101,578,249
Fortune Brands Home & Security, Inc. ........... 248,234 14,176,644
Hayward Holdings, Inc.
(a) (b)
................... 201,988 1,898,687
Johnson Controls International PLC ............ 2,032,839 130,101,696
Lennox International, Inc. ................... 94,071 22,504,605
Masco Corp. ............................ 625,712 29,201,979
Masterbrand, Inc.
(a)
....................... 247,989 1,872,317
Owens Corning .......................... 274,750 23,436,175
Trane Technologies PLC .................... 286,502 48,158,121
438,693,792
a
Capital Markets  —  4 .8%
Affiliated Managers Group, Inc. ............... 111,507 17,666,054
Ameriprise Financial, Inc. ................... 114,589 35,679,577
Bank of New York Mellon Corp. (The) ........... 2,168,701 98,719,270
BlackRock, Inc.
(c)
......................... 442,956 313,891,910
Carlyle Group, Inc. (The) .................... 606,536 18,099,034
Cboe Global Markets, Inc. ................... 311,797 39,121,170
Charles Schwab Corp. (The) ................. 1,996,933 166,264,642
CME Group, Inc. , Class A ................... 1,058,632 178,019,557
Coinbase Global, Inc. , Class A
(a) (b)
.............. 471,344 16,680,864
Evercore, Inc. , Class A ..................... 106,540 11,621,383
Franklin Resources, Inc. .................... 840,756 22,179,143
Goldman Sachs Group, Inc. (The) ............. 968,201 332,460,859
Interactive Brokers Group, Inc. , Class A .......... 274,554 19,863,982
Intercontinental Exchange, Inc. ............... 1,628,881 167,106,902
Invesco Ltd. ............................ 1,104,530 19,870,495
Janus Henderson Group PLC ................ 399,501 9,396,264
Jefferies Financial Group, Inc. ................ 595,514 20,414,220
KKR & Co., Inc.
(b)
......................... 1,689,427 78,423,201
Lazard Ltd. , Class A ....................... 243,844 8,454,071
Moody's Corp.
(b)
.......................... 26,738 7,449,742
Morgan Stanley .......................... 3,639,313 309,414,391
Morningstar, Inc.
(b)
........................ 7,062 1,529,559
MSCI, Inc. , Class A ....................... 57,058 26,541,670
Nasdaq, Inc.
(b)
........................... 1,012,909 62,141,967
Northern Trust Corp. ....................... 606,166 53,639,629
Raymond James Financial, Inc. ............... 527,466 56,359,742
Robinhood Markets, Inc. , Class A
(a) (b)
............ 1,675,753 13,640,629
S&P Global, Inc. ......................... 961,038 321,890,068
SEI Investments Co. ....................... 302,855 17,656,446
State Street Corp. ........................ 1,083,477 84,045,311
Stifel Financial Corp. ...................... 304,600 17,779,502
T Rowe Price Group, Inc. ................... 648,252 70,698,363
Tradeweb Markets, Inc. , Class A ............... 116,113 7,539,217
Virtu Financial, Inc. , Class A .................. 286,095 5,839,199
2,630,098,033
a
Chemicals  —  2 .6%
Air Products and Chemicals, Inc. .............. 653,502 201,448,527
Albemarle Corp. ......................... 167,406 36,303,665
Ashland, Inc. ............................ 149,341 16,058,638
Axalta Coating Systems Ltd.
(a) (b)
............... 492,269 12,538,091
Celanese Corp. .......................... 319,339 32,649,219
Chemours Co. (The) ....................... 179,444 5,494,575
Corteva, Inc. ............................ 2,111,343 124,104,742
Dow, Inc. .............................. 2,075,381 104,578,449
DuPont de Nemours, Inc. ................... 1,477,505 101,401,168
Eastman Chemical Co. ..................... 358,322 29,181,744
Ecolab, Inc. ............................ 84,906 12,358,917
Element Solutions, Inc. ..................... 658,205 11,972,749
FMC Corp. ............................. 242,766 30,297,197
Security Shares Value
a
Chemicals (continued)
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 2,077,499 $ 3,510,973
Huntsman Corp. ......................... 556,582 15,294,873
International Flavors & Fragrances, Inc. .......... 750,841 78,718,170
Linde PLC ............................. 1,152,200 375,824,596
LyondellBasell Industries NV , Class A ........... 757,083 62,860,602
Mosaic Co. (The) ......................... 886,170 38,876,278
NewMarket Corp. ......................... 17,198 5,350,470
Olin Corp.
(b)
............................. 371,784 19,682,245
PPG Industries, Inc. ....................... 325,574 40,937,675
RPM International, Inc. ..................... 357,127 34,802,026
Scotts Miracle-Gro Co. (The) , Class A ........... 77,733 3,777,047
Westlake Corp.
(b)
......................... 96,386 9,883,420
1,407,906,056
a
Commercial Services & Supplies  —  0 .3%
Cintas Corp. ............................ 16,964 7,661,282
Clean Harbors, Inc.
(a)
...................... 149,186 17,025,106
Driven Brands Holdings, Inc.
(a) (b)
............... 172,730 4,717,256
IAA, Inc.
(a) (b)
............................. 66,985 2,679,400
MSA Safety, Inc. ......................... 66,338 9,565,276
Republic Services, Inc. ..................... 568,677 73,353,646
Rollins, Inc. ............................. 50,218 1,834,966
Stericycle, Inc.
(a) (b)
........................ 268,542 13,397,561
Tetra Tech, Inc. .......................... 91,952 13,350,511
Waste Management, Inc. .................... 76,865 12,058,581
155,643,585
a
Communications Equipment  —  1 .5%
Ciena Corp.
(a) (b)
.......................... 431,736 22,009,901
Cisco Systems, Inc. ....................... 12,131,488 577,944,088
F5, Inc.
(a)
.............................. 175,555 25,193,898
Juniper Networks, Inc. ..................... 936,269 29,923,157
Lumentum Holdings, Inc.
(a) (b)
................. 208,651 10,885,323
Motorola Solutions, Inc. .................... 485,912 125,224,382
Ubiquiti, Inc. ............................ 8,685 2,375,608
Viasat, Inc.
(a) (b)
........................... 222,360 7,037,694
800,594,051
a
Construction & Engineering  —  0 .2%
AECOM ............................... 363,591 30,879,784
MasTec, Inc.
(a)
........................... 178,937 15,268,694
MDU Resources Group, Inc. ................. 594,888 18,048,902
Quanta Services, Inc.
(b)
..................... 189,122 26,949,885
Valmont Industries, Inc. ..................... 52,888 17,488,475
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 284,170 12,835,959
121,471,699
a
Construction Materials  —  0 .2%
Eagle Materials, Inc.
(b)
...................... 18,719 2,486,819
Martin Marietta Materials, Inc. ................ 167,066 56,463,296
Vulcan Materials Co. ...................... 199,912 35,006,590
93,956,705
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 878,967 21,490,743
American Express Co. ..................... 1,665,246 246,040,097
Capital One Financial Corp. .................. 1,124,263 104,511,489
Credit Acceptance Corp.
(a) (b)
.................. 17,766 8,428,190
Discover Financial Services .................. 805,988 78,849,806
OneMain Holdings, Inc. ..................... 341,203 11,365,472
SLM Corp. ............................. 737,076 12,235,462
SoFi Technologies, Inc.
(a) (b)
.................. 2,413,299 11,125,308
Synchrony Financial ....................... 1,322,792 43,466,945
Upstart Holdings, Inc.
(a) (b)
.................... 167,686 2,216,809
539,730,321
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 4,418,572 $ 52,625,192
AptarGroup, Inc. ......................... 192,601 21,182,258
Ardagh Group SA , Class A .................. 42,326 359,983
Ardagh Metal Packaging SA ................. 292,780 1,408,272
Avery Dennison Corp.
(b)
.................... 91,791 16,614,171
Ball Corp.
(b)
............................. 543,952 27,817,705
Berry Global Group, Inc. .................... 187,439 11,326,939
Crown Holdings, Inc.
(b)
..................... 40,699 3,345,865
Graphic Packaging Holding Co. ............... 205,317 4,568,303
International Paper Co. ..................... 1,060,871 36,737,963
Packaging Corp. of America ................. 270,674 34,621,911
Silgan Holdings, Inc. ....................... 245,848 12,744,760
Sonoco Products Co. ...................... 286,580 17,398,272
Westrock Co. ........................... 742,531 26,107,390
266,858,984
a
Distributors  —  0 .2%
Genuine Parts Co. ........................ 375,897 65,221,889
LKQ Corp. ............................. 736,379 39,330,002
104,551,891
a
Diversified Consumer Services  —  0 .1%
ADT, Inc.
(b)
............................. 612,067 5,551,448
Bright Horizons Family Solutions, Inc.
(a)
.......... 121,595 7,672,645
Grand Canyon Education, Inc.
(a)
............... 92,346 9,757,278
H&R Block, Inc. .......................... 77,944 2,845,735
Mister Car Wash, Inc.
(a) (b)
.................... 64,030 590,997
Service Corp. International .................. 440,592 30,462,531
56,880,634
a
Diversified Financial Services  —  3 .2%
Apollo Global Management, Inc. ............... 339,015 21,625,767
Berkshire Hathaway, Inc. , Class B
(a)
............ 5,325,836 1,645,150,740
Equitable Holdings, Inc. .................... 1,095,772 31,448,656
Voya Financial, Inc. ....................... 286,963 17,645,355
1,715,870,518
a
Diversified Telecommunication Services  —  1 .7%
AT&T, Inc. .............................. 21,135,642 389,107,169
Frontier Communications Parent, Inc.
(a) (b)
......... 717,464 18,280,983
Lumen Technologies, Inc. ................... 3,068,196 16,015,983
Verizon Communications, Inc. ................ 12,407,458 488,853,845
912,257,980
a
Electric Utilities  —  3 .8%
Alliant Energy Corp. ....................... 739,204 40,811,453
American Electric Power Co., Inc. .............. 1,517,768 144,112,072
Avangrid, Inc. ........................... 207,350 8,911,903
Constellation Energy Corp. .................. 962,083 82,941,175
Duke Energy Corp. ....................... 2,272,797 234,075,363
Edison International ....................... 1,107,734 70,474,037
Entergy Corp. ........................... 598,099 67,286,138
Evergy, Inc. ............................. 654,830 41,208,452
Eversource Energy ....................... 1,015,335 85,125,686
Exelon Corp. ............................ 2,931,435 126,725,935
FirstEnergy Corp. ........................ 1,599,867 67,098,422
Hawaiian Electric Industries, Inc. .............. 318,675 13,336,549
IDACORP, Inc. .......................... 147,466 15,904,208
NextEra Energy, Inc.
(b)
..................... 5,862,579 490,111,604
NRG Energy, Inc. ......................... 690,467 21,970,660
OGE Energy Corp. ........................ 584,868 23,131,529
PG&E Corp.
(a) (b)
.......................... 4,850,083 78,862,350
Pinnacle West Capital Corp. ................. 330,572 25,136,695
PPL Corp. ............................. 2,171,202 63,442,522
Southern Co. (The) ....................... 3,209,785 229,210,747
Security Shares Value
a
Electric Utilities (continued)
Xcel Energy, Inc. ......................... 1,609,719 $ 112,857,399
2,042,734,899
a
Electrical Equipment  —  1 .0%
Acuity Brands, Inc.
(b)
....................... 94,937 15,722,517
AMETEK, Inc. ........................... 678,848 94,848,642
Eaton Corp. PLC ......................... 1,178,127 184,907,033
Emerson Electric Co. ...................... 1,187,628 114,083,546
Hubbell, Inc.
(b)
........................... 157,891 37,053,860
nVent Electric PLC ........................ 486,730 18,724,503
Plug Power, Inc.
(a) (b)
....................... 782,563 9,680,304
Regal Rexnord Corp. ...................... 196,163 23,535,637
Rockwell Automation, Inc. ................... 110,690 28,510,423
Sensata Technologies Holding PLC ............ 446,479 18,028,822
Sunrun, Inc.
(a) (b)
.......................... 613,429 14,734,565
Vertiv Holdings Co. , Class A
(b)
................ 748,790 10,228,471
570,058,323
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 424,939 32,354,856
Arrow Electronics, Inc.
(a) (b)
................... 171,424 17,925,808
Avnet, Inc.
(b)
............................ 271,380 11,283,980
Cognex Corp.
(b)
.......................... 35,176 1,657,141
Coherent Corp.
(a)
......................... 294,304 10,330,070
Corning, Inc. ............................ 2,093,230 66,857,766
IPG Photonics Corp. ....................... 95,480 9,039,092
Jabil, Inc.
(b)
............................. 72,476 4,942,863
Keysight Technologies, Inc.
(a)
................. 38,865 6,648,636
Littelfuse, Inc. ........................... 70,823 15,595,225
National Instruments Corp.
(b)
................. 333,273 12,297,774
TD SYNNEX Corp. ........................ 125,389 11,875,592
Teledyne Technologies, Inc.
(a) (b)
............... 136,663 54,652,900
Trimble, Inc.
(a)
........................... 731,595 36,989,443
Vontier Corp. ............................ 174,876 3,380,353
Zebra Technologies Corp. , Class A
(a)
............ 89,700 22,999,977
318,831,476
a
Energy Equipment & Services  —  0 .7%
Baker Hughes Co. , Class A .................. 2,788,204 82,335,664
Halliburton Co.
(b)
......................... 1,447,949 56,976,793
NOV, Inc. .............................. 1,152,742 24,080,780
Schlumberger Ltd. ........................ 4,169,177 222,884,203
386,277,440
a
Entertainment  —  1 .9%
Activision Blizzard, Inc. ..................... 2,292,568 175,496,080
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 1,569,716 6,388,744
Electronic Arts, Inc. ....................... 765,861 93,572,897
Liberty Media Corp.-Liberty Formula One , Series A
(a) (b)
54,793 2,927,590
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a) (b)
............................. 525,085 31,389,581
Live Nation Entertainment, Inc.
(a)
.............. 229,670 16,017,186
Madison Square Garden Sports Corp. , Class A ..... 27,667 5,072,191
Netflix, Inc.
(a)
............................ 709,461 209,205,860
Playtika Holding Corp.
(a)
.................... 135 1,149
Roku, Inc. , Class A
(a) (b)
..................... 257,426 10,477,238
Take-Two Interactive Software, Inc.
(a)
............ 84,168 8,764,414
Walt Disney Co. (The)
(a)
.................... 5,018,388 435,997,550
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 1,838,277 17,426,866
1,012,737,346
a
Equity Real Estate Investment Trusts (REITs)  —  4 .3%
Alexandria Real Estate Equities, Inc. ............ 477,252 69,521,299
American Homes 4 Rent , Class A .............. 906,582 27,324,381
American Tower Corp. ..................... 318,797 67,540,332
Americold Realty Trust, Inc. .................. 787,155 22,284,358

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Income REIT Corp. ................ 416,205 $ 14,279,994
AvalonBay Communities, Inc. ................ 412,718 66,662,211
Boston Properties, Inc. ..................... 461,729 31,203,646
Brixmor Property Group, Inc. ................. 873,756 19,808,049
Camden Property Trust ..................... 279,703 31,293,172
Cousins Properties, Inc. .................... 453,940 11,480,143
CubeSmart ............................. 659,764 26,555,501
Digital Realty Trust, Inc. .................... 847,223 84,951,050
Douglas Emmett, Inc. ...................... 494,446 7,752,913
EastGroup Properties, Inc. .................. 120,520 17,844,191
EPR Properties .......................... 217,996 8,222,809
Equinix, Inc. ............................ 66,960 43,860,809
Equity LifeStyle Properties, Inc. ............... 201,196 12,997,262
Equity Residential ........................ 1,090,968 64,367,112
Essex Property Trust, Inc. ................... 191,465 40,575,263
Extra Space Storage, Inc. ................... 343,885 50,612,994
Federal Realty Investment Trust ............... 236,472 23,893,131
First Industrial Realty Trust, Inc. ............... 385,626 18,610,311
Gaming and Leisure Properties, Inc. ............ 717,482 37,373,637
Healthcare Realty Trust, Inc. , Class A ........... 1,110,720 21,403,574
Healthpeak Properties, Inc. .................. 1,588,428 39,821,890
Highwoods Properties, Inc. .................. 303,855 8,501,863
Host Hotels & Resorts, Inc. .................. 2,085,493 33,472,163
Hudson Pacific Properties, Inc. ................ 405,144 3,942,051
Invitation Homes, Inc. ...................... 1,797,738 53,284,954
Iron Mountain, Inc. ........................ 212,310 10,583,653
JBG SMITH Properties ..................... 314,617 5,971,431
Kilroy Realty Corp. ........................ 340,504 13,167,290
Kimco Realty Corp.
(b)
...................... 1,779,094 37,681,211
Lamar Advertising Co. , Class A ............... 30,520 2,881,088
Life Storage, Inc. ......................... 248,192 24,446,912
Medical Properties Trust, Inc. ................. 1,738,522 19,367,135
Mid-America Apartment Communities, Inc. ........ 338,189 53,092,291
National Retail Properties, Inc. ................ 524,983 24,023,222
National Storage Affiliates Trust ............... 248,713 8,983,514
Omega Healthcare Investors, Inc. .............. 689,812 19,280,245
Park Hotels & Resorts, Inc. .................. 656,420 7,739,192
Prologis, Inc. ............................ 2,717,388 306,331,149
Public Storage ........................... 94,943 26,602,079
Rayonier, Inc. ........................... 426,853 14,069,075
Realty Income Corp. ....................... 1,852,170 117,483,143
Regency Centers Corp. .................... 505,148 31,571,750
Rexford Industrial Realty, Inc. ................ 540,903 29,554,940
SBA Communications Corp. , Class A
(b)
.......... 242,565 67,993,395
Simon Property Group, Inc. .................. 494,957 58,147,548
SL Green Realty Corp. ..................... 195,646 6,597,183
Spirit Realty Capital, Inc. .................... 410,301 16,383,319
STORE Capital Corp. ...................... 750,289 24,054,265
Sun Communities, Inc. ..................... 358,367 51,246,481
UDR, Inc. .............................. 953,691 36,936,452
Ventas, Inc. ............................ 1,176,095 52,983,080
VICI Properties, Inc. ....................... 2,840,229 92,023,420
Vornado Realty Trust ...................... 516,512 10,748,615
Welltower, Inc. ........................... 1,396,807 91,560,699
Weyerhaeuser Co. ........................ 2,181,508 67,626,748
WP Carey, Inc. .......................... 607,287 47,459,479
2,336,031,067
a
Food & Staples Retailing  —  1 .6%
Albertsons Companies, Inc. , Class A ............ 495,751 10,281,876
BJ's Wholesale Club Holdings, Inc.
(a)
............ 144,748 9,576,528
Casey's General Stores, Inc. ................. 109,394 24,542,544
Grocery Outlet Holding Corp.
(a) (b)
............... 240,253 7,012,985
Kroger Co. (The) ......................... 1,936,422 86,325,693
Performance Food Group Co.
(a)
............... 307,845 17,975,069
Security Shares Value
a
Food & Staples Retailing (continued)
U.S. Foods Holding Corp.
(a) (b)
................. 592,783 $ 20,166,478
Walgreens Boots Alliance, Inc. ................ 2,119,205 79,173,499
Walmart, Inc. ............................ 4,195,998 594,950,556
850,005,228
a
Food Products  —  2 .0%
Archer-Daniels-Midland Co. .................. 1,613,705 149,832,509
Bunge Ltd. ............................. 410,477 40,953,290
Campbell Soup Co. ....................... 569,197 32,301,930
Conagra Brands, Inc. ...................... 1,386,677 53,664,400
Darling Ingredients, Inc.
(a) (b)
.................. 439,503 27,508,493
Flowers Foods, Inc.
(b)
...................... 548,949 15,776,794
Freshpet, Inc.
(a) (b)
......................... 58,692 3,097,177
General Mills, Inc. ........................ 1,758,504 147,450,560
Hershey Co. (The) ........................ 56,905 13,177,491
Hormel Foods Corp. ....................... 844,520 38,467,886
Ingredion, Inc. ........................... 192,596 18,860,926
JM Smucker Co. (The) ..................... 303,977 48,168,196
Kellogg Co. ............................. 339,461 24,183,202
Kraft Heinz Co. (The) ...................... 2,064,193 84,033,297
McCormick & Co., Inc. , NVS ................. 738,484 61,212,939
Mondelez International, Inc. , Class A ............ 4,024,696 268,245,988
Pilgrim's Pride Corp.
(a) (b)
.................... 66,326 1,573,916
Post Holdings, Inc.
(a)
....................... 160,376 14,475,538
Seaboard Corp.
(b)
......................... 740 2,793,655
Tyson Foods, Inc. , Class A .................. 837,485 52,133,441
1,097,911,628
a
Gas Utilities  —  0 .2%
Atmos Energy Corp.
(b)
...................... 406,505 45,557,015
National Fuel Gas Co. ..................... 235,878 14,931,078
UGI Corp. .............................. 612,589 22,708,674
83,196,767
a
Health Care Equipment & Supplies  —  3 .3%
Abbott Laboratories ....................... 4,393,806 482,395,961
Align Technology, Inc.
(a)
..................... 57,472 12,120,845
Baxter International, Inc. .................... 1,251,830 63,805,775
Becton Dickinson and Co. ................... 838,135 213,137,731
Boston Scientific Corp.
(a)
.................... 4,211,835 194,881,605
Cooper Companies, Inc. (The)
(b)
............... 143,113 47,323,176
Dentsply Sirona, Inc. ...................... 630,324 20,069,516
Enovis Corp.
(a) (b)
.......................... 148,650 7,955,748
Envista Holdings Corp.
(a) (b)
................... 476,811 16,054,226
Globus Medical, Inc. , Class A
(a) (b)
.............. 209,842 15,584,965
Hologic, Inc.
(a)
........................... 725,419 54,268,595
ICU Medical, Inc.
(a) (b)
....................... 48,121 7,578,095
Integra LifeSciences Holdings Corp.
(a)
........... 212,183 11,897,101
Intuitive Surgical, Inc.
(a)
..................... 82,952 22,011,313
Masimo Corp.
(a) (b)
......................... 32,848 4,859,862
Medtronic PLC .......................... 3,945,605 306,652,421
QuidelOrtho Corp.
(a)
....................... 144,696 12,396,106
STERIS PLC
(b)
.......................... 294,473 54,386,218
Stryker Corp. ........................... 482,539 117,975,960
Tandem Diabetes Care, Inc.
(a) (b)
............... 19,630 882,369
Teleflex, Inc. ............................ 138,354 34,537,309
Zimmer Biomet Holdings, Inc. ................ 618,061 78,802,778
1,779,577,675
a
Health Care Providers & Services  —  3 .3%
Acadia Healthcare Co., Inc.
(a)
................. 260,646 21,456,379
agilon health, Inc.
(a) (b)
...................... 36,542 589,788
Amedisys, Inc.
(a)
......................... 93,652 7,823,688
Cardinal Health, Inc. ....................... 772,015 59,344,793
Centene Corp.
(a)
......................... 1,677,718 137,589,653

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Chemed Corp. ........................... 27,575 $ 14,075,107
Cigna Corp. ............................ 743,100 246,218,754
CVS Health Corp. ........................ 3,869,594 360,607,465
Elevance Health, Inc. ...................... 495,265 254,056,087
Encompass Health Corp. ................... 286,660 17,145,135
Enhabit, Inc.
(a)
........................... 143,585 1,889,578
HCA Healthcare, Inc. ...................... 598,171 143,537,113
Henry Schein, Inc.
(a)
....................... 397,783 31,770,928
Humana, Inc. ........................... 109,557 56,114,000
Laboratory Corp. of America Holdings ........... 260,855 61,426,135
McKesson Corp. ......................... 336,822 126,348,669
Molina Healthcare, Inc.
(a)
.................... 37,726 12,457,880
Oak Street Health, Inc.
(a) (b)
................... 341,274 7,340,804
Premier, Inc. , Class A ...................... 345,527 12,086,534
Quest Diagnostics, Inc. ..................... 334,403 52,314,005
Signify Health, Inc. , Class A
(a)
................. 225,212 6,454,576
Tenet Healthcare Corp.
(a)
.................... 311,435 15,194,914
UnitedHealth Group, Inc. .................... 248,628 131,817,593
Universal Health Services, Inc. , Class B ......... 182,775 25,751,170
1,803,410,748
a
Health Care Technology  —  0 .0%
Certara, Inc.
(a) (b)
.......................... 120,781 1,940,951
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 47,196 518,684
Doximity, Inc. , Class A
(a) (b)
................... 171,085 5,741,613
Teladoc Health, Inc.
(a) (b)
..................... 426,973 10,097,911
18,299,159
a
Hotels, Restaurants & Leisure  —  1 .9%
Aramark
(b)
.............................. 679,143 28,075,772
Boyd Gaming Corp. ....................... 224,757 12,255,999
Caesars Entertainment, Inc.
(a)
................ 188,610 7,846,176
Carnival Corp.
(a) (b)
......................... 2,873,402 23,159,620
Darden Restaurants, Inc. ................... 97,247 13,452,177
Domino's Pizza, Inc. ....................... 28,289 9,799,310
Hilton Worldwide Holdings, Inc. ............... 219,053 27,679,537
Hyatt Hotels Corp. , Class A
(a)
................. 142,382 12,878,452
Las Vegas Sands Corp.
(a)
................... 607,674 29,210,889
Marriott Vacations Worldwide Corp. ............. 113,041 15,214,188
McDonald's Corp. ........................ 1,651,458 435,208,727
MGM Resorts International .................. 944,871 31,681,525
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 1,134,062 13,880,919
Penn Entertainment, Inc.
(a) (b)
................. 465,364 13,821,311
Planet Fitness, Inc. , Class A
(a) (b)
............... 65,009 5,122,709
Royal Caribbean Cruises Ltd.
(a)
............... 645,113 31,887,936
Six Flags Entertainment Corp.
(a)
............... 108,937 2,532,785
Starbucks Corp. .......................... 2,166,417 214,908,566
Travel + Leisure Co. ....................... 78,192 2,846,189
Vail Resorts, Inc. ......................... 6,370 1,518,289
Wyndham Hotels & Resorts, Inc. .............. 79,786 5,689,540
Wynn Resorts Ltd.
(a)
....................... 268,466 22,140,391
Yum! Brands, Inc. ........................ 735,318 94,179,529
1,054,990,536
a
Household Durables  —  0 .5%
DR Horton, Inc.
(b)
......................... 444,578 39,629,683
Garmin Ltd. ............................. 454,057 41,904,921
Leggett & Platt, Inc. ....................... 389,727 12,560,901
Lennar Corp. , Class A ...................... 738,759 66,857,690
Lennar Corp. , Class B ..................... 43,344 3,241,264
Mohawk Industries, Inc.
(a)
................... 154,126 15,754,760
Newell Brands, Inc. ....................... 1,105,967 14,466,048
NVR, Inc.
(a)
............................. 2,400 11,070,192
PulteGroup, Inc. ......................... 407,919 18,572,552
Tempur Sealy International, Inc.
(b)
.............. 494,886 16,989,436
Security Shares Value
a
Household Durables (continued)
Toll Brothers, Inc. ......................... 152,662 $ 7,620,887
TopBuild Corp.
(a)
......................... 14,778 2,312,609
Whirlpool Corp. .......................... 156,999 22,209,079
273,190,022
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 391,704 31,575,259
Clorox Co. (The) ......................... 61,806 8,673,236
Colgate-Palmolive Co. ..................... 939,776 74,044,951
Kimberly-Clark Corp. ...................... 403,649 54,795,352
Procter & Gamble Co. (The) ................. 3,999,832 606,214,538
Reynolds Consumer Products, Inc. ............. 159,040 4,768,019
Spectrum Brands Holdings, Inc.
(b)
.............. 116,693 7,108,938
787,180,293
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 1,613,315 46,398,939
Brookfield Renewable Corp. , Class A
(b)
.......... 373,443 10,284,620
Vistra Corp. ............................ 509,334 11,816,549
68,500,108
a
Industrial Conglomerates  —  1 .4%
3M Co. ................................ 1,627,254 195,140,300
General Electric Co. ....................... 3,051,622 255,695,407
Honeywell International, Inc. ................. 1,404,568 300,998,922
751,834,629
a
Insurance  —  3 .6%
Aflac, Inc. .............................. 1,819,592 130,901,448
Allstate Corp. (The) ....................... 780,295 105,808,002
American Financial Group, Inc. ............... 198,145 27,201,346
American International Group, Inc. ............. 2,193,986 138,747,675
Aon PLC , Class A ........................ 35,888 10,771,424
Arch Capital Group Ltd.
(a)
................... 704,258 44,213,317
Arthur J Gallagher & Co. .................... 544,172 102,598,189
Assurant, Inc.
(b)
.......................... 144,405 18,059,289
Assured Guaranty Ltd. ..................... 170,275 10,601,321
Axis Capital Holdings Ltd. ................... 228,413 12,373,132
Brighthouse Financial, Inc.
(a)
................. 206,467 10,585,563
Brown & Brown, Inc.
(b)
...................... 644,123 36,695,687
Chubb Ltd. ............................. 1,226,773 270,626,124
Cincinnati Financial Corp. ................... 451,606 46,239,938
CNA Financial Corp. ....................... 81,299 3,437,322
Erie Indemnity Co. , Class A , NVS .............. 19,128 4,757,516
Everest Re Group Ltd.
(b)
.................... 79,382 26,296,875
F&G Annuities & Life, Inc.
(a)
.................. 52,751 1,055,547
Fidelity National Financial, Inc. ................ 771,021 29,005,810
First American Financial Corp. ................ 295,685 15,476,153
Globe Life, Inc. .......................... 263,083 31,714,656
Hanover Insurance Group, Inc. (The) ........... 104,368 14,103,248
Hartford Financial Services Group, Inc. (The) ...... 938,031 71,130,891
Kemper Corp. ........................... 185,995 9,150,954
Lincoln National Corp. ..................... 395,166 12,139,499
Loews Corp. ............................ 585,932 34,177,414
Markel Corp.
(a) (b)
.......................... 30,372 40,014,806
Marsh & McLennan Companies, Inc. ............ 157,245 26,020,903
MetLife, Inc. ............................ 1,950,352 141,146,974
Old Republic International Corp. ............... 832,572 20,106,614
Primerica, Inc. ........................... 109,540 15,534,963
Principal Financial Group, Inc.
(b)
............... 713,203 59,851,996
Progressive Corp. (The) .................... 224,036 29,059,710
Prudential Financial, Inc. .................... 1,085,060 107,920,068
Reinsurance Group of America, Inc. ............ 197,032 27,996,277
RenaissanceRe Holdings Ltd. ................ 57,279 10,552,510
Travelers Companies, Inc. (The) ............... 690,597 129,480,031

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
Unum Group ............................ 586,766 $ 24,075,009
W R Berkley Corp. ........................ 607,066 44,054,780
White Mountains Insurance Group Ltd.
(b)
......... 7,357 10,405,226
Willis Towers Watson PLC ................... 317,134 77,564,634
1,981,652,841
a
Interactive Media & Services  —  2 .0%
Alphabet, Inc. , Class A
(a)
.................... 2,305,914 203,450,792
Alphabet, Inc. , Class C , NVS
(a)
................ 2,045,015 181,454,181
IAC, Inc.
(a) (b)
............................ 236,149 10,485,016
Match Group, Inc.
(a) (b)
...................... 52,490 2,177,810
Meta Platforms, Inc. , Class A
(a)
................ 5,222,939 628,528,479
Pinterest, Inc. , Class A
(a)
.................... 1,345,179 32,660,946
TripAdvisor, Inc.
(a)
........................ 274,669 4,938,549
1,063,695,773
a
Internet & Direct Marketing Retail  —  0 .1%
DoorDash, Inc. , Class A
(a) (b)
.................. 84,173 4,109,326
eBay, Inc. .............................. 1,401,415 58,116,680
Wayfair, Inc. , Class A
(a) (b)
.................... 93,022 3,059,493
65,285,499
a
IT Services  —  2 .2%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 640,509 6,193,722
Akamai Technologies, Inc.
(a)
.................. 459,447 38,731,382
Amdocs Ltd. ............................ 356,177 32,376,489
Automatic Data Processing, Inc. ............... 100,380 23,976,767
Block, Inc. , Class A
(a) (b)
..................... 1,579,693 99,267,908
Broadridge Financial Solutions, Inc. ............ 31,594 4,237,703
Cognizant Technology Solutions Corp. , Class A ..... 1,512,118 86,478,028
Concentrix Corp.
(b)
........................ 126,456 16,838,881
DXC Technology Co.
(a)
..................... 671,563 17,796,419
Euronet Worldwide, Inc.
(a) (b)
.................. 34,318 3,238,933
Fidelity National Information Services, Inc. ........ 1,747,369 118,558,987
Fiserv, Inc.
(a)
............................ 1,579,810 159,671,397
Genpact Ltd.
(b)
........................... 249,577 11,560,407
Global Payments, Inc. ..................... 790,658 78,528,153
GoDaddy, Inc. , Class A
(a) (b)
................... 395,137 29,564,150
International Business Machines Corp. .......... 882,444 124,327,535
Kyndryl Holdings, Inc.
(a) (b)
................... 602,553 6,700,389
Okta, Inc. , Class A
(a)
....................... 384,993 26,306,572
PayPal Holdings, Inc.
(a)
..................... 2,328,670 165,847,877
Snowflake, Inc. , Class A
(a) (b)
.................. 56,892 8,166,278
SS&C Technologies Holdings, Inc.
(b)
............ 653,433 34,017,722
Twilio, Inc. , Class A
(a)
...................... 319,380 15,636,845
VeriSign, Inc.
(a)
.......................... 246,032 50,544,814
Western Union Co. (The) ................... 748,340 10,304,642
WEX, Inc.
(a)
............................. 35,807 5,859,816
Wix.com Ltd.
(a) (b)
......................... 34,944 2,684,747
1,177,416,563
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 180,284 12,994,871
Hasbro, Inc. ............................ 391,406 23,879,680
Mattel, Inc.
(a)
............................ 533,465 9,517,016
Peloton Interactive, Inc. , Class A
(a) (b)
............ 884,825 7,025,510
Polaris, Inc.
(b)
........................... 42,853 4,328,153
57,745,230
a
Life Sciences Tools & Services  —  2 .4%
10X Genomics, Inc. , Class A
(a) (b)
............... 28,059 1,022,470
Agilent Technologies, Inc. ................... 90,178 13,495,138
Avantor, Inc.
(a)
........................... 127,153 2,681,657
Azenta, Inc.
(a)
........................... 216,909 12,628,442
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 62,660 26,347,903
Charles River Laboratories International, Inc.
(a)
..... 9,894 2,155,903
Security Shares Value
a
Life Sciences Tools & Services (continued)
Danaher Corp. .......................... 1,781,014 $ 472,716,736
Illumina, Inc.
(a) (b)
.......................... 464,204 93,862,049
PerkinElmer, Inc. ......................... 371,567 52,101,125
QIAGEN NV
(a)
........................... 664,019 33,114,627
Repligen Corp.
(a) (b)
........................ 46,705 7,907,623
Syneos Health, Inc. , Class A
(a)
................ 257,645 9,450,419
Thermo Fisher Scientific, Inc. ................. 1,014,135 558,474,003
1,285,958,095
a
Machinery  —  1 .9%
AGCO Corp. ............................ 158,306 21,955,459
Allison Transmission Holdings, Inc.
(b)
............ 59,139 2,460,182
Caterpillar, Inc. .......................... 199,738 47,849,235
Crane Holdings Co. ....................... 137,767 13,838,695
Cummins, Inc. ........................... 415,246 100,609,953
Donaldson Co., Inc. ....................... 300,535 17,692,496
Dover Corp.
(b)
........................... 412,685 55,881,676
Esab Corp. ............................. 148,444 6,964,993
Flowserve Corp. ......................... 381,387 11,700,953
Fortive Corp. ............................ 1,051,204 67,539,857
Gates Industrial Corp. PLC
(a) (b)
................ 316,869 3,615,475
Graco, Inc. ............................. 154,409 10,385,549
IDEX Corp. ............................. 183,971 42,006,099
Illinois Tool Works, Inc. ..................... 90,838 20,011,611
Ingersoll Rand, Inc. ....................... 1,196,680 62,526,530
ITT, Inc. ............................... 245,937 19,945,491
Middleby Corp. (The)
(a)
..................... 146,586 19,627,865
Nordson Corp. ........................... 129,912 30,882,681
Oshkosh Corp. .......................... 193,379 17,054,094
Otis Worldwide Corp. ...................... 1,078,542 84,460,624
PACCAR, Inc.
(b)
.......................... 1,005,183 99,482,962
Parker-Hannifin Corp. ...................... 291,504 84,827,664
Pentair PLC ............................ 481,793 21,671,049
Snap-on, Inc. ........................... 155,049 35,427,146
Stanley Black & Decker, Inc. ................. 433,260 32,546,491
Timken Co. (The) ......................... 178,700 12,628,729
Westinghouse Air Brake Technologies Corp. ....... 533,827 53,281,273
Xylem, Inc.
(b)
............................ 453,772 50,173,570
1,047,048,402
a
Marine  —  0 .0%
Kirby Corp.
(a)
............................ 175,612 11,300,632
a
Media  —  1 .3%
Altice USA, Inc. , Class A
(a) (b)
.................. 612,408 2,817,077
Cable One, Inc. .......................... 6,564 4,672,649
Comcast Corp. , Class A .................... 12,663,828 442,854,065
DISH Network Corp. , Class A
(a) (b)
.............. 734,025 10,305,711
Fox Corp. , Class A , NVS
(b)
................... 882,000 26,786,340
Fox Corp. , Class B ........................ 419,542 11,935,970
Interpublic Group of Companies, Inc. (The) ....... 1,158,102 38,576,378
Liberty Broadband Corp. , Class A
(a) (b)
............ 26,945 2,043,778
Liberty Broadband Corp. , Class C , NVS
(a)
........ 192,808 14,705,466
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 158,730 6,239,676
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
327,242 12,804,980
New York Times Co. (The) , Class A
(b)
........... 474,432 15,400,063
News Corp. , Class A , NVS .................. 1,136,724 20,688,377
News Corp. , Class B ...................... 355,771 6,560,417
Nexstar Media Group, Inc.
(b)
.................. 99,014 17,330,421
Omnicom Group, Inc. ...................... 600,004 48,942,326
Paramount Global , Class A
(b)
................. 26,976 528,999
Paramount Global , Class B , NVS .............. 1,689,700 28,522,136
Sirius XM Holdings, Inc.
(b)
................... 2,062,086 12,042,582
723,757,411
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining  —  1 .0%
Alcoa Corp.
(b)
........................... 527,801 $ 23,999,111
Cleveland-Cliffs, Inc.
(a) (b)
.................... 1,505,690 24,256,666
Freeport-McMoRan, Inc. .................... 4,207,331 159,878,578
Newmont Corp. .......................... 2,341,768 110,531,450
Nucor Corp. ............................ 755,494 99,581,664
Reliance Steel & Aluminum Co. ............... 172,017 34,823,122
Royal Gold, Inc. .......................... 179,428 20,225,124
Southern Copper Corp. ..................... 85,506 5,163,707
SSR Mining, Inc.
(b)
........................ 621,048 9,731,822
Steel Dynamics, Inc. ....................... 490,455 47,917,454
United States Steel Corp. ................... 684,245 17,140,337
553,249,035
a
Mortgage Real Estate Investment  —  0 .0%
Rithm Capital Corp. ....................... 1,279,691 10,455,075
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 1,680,009 17,388,093
Annaly Capital Management, Inc. .............. 1,376,449 29,015,545
Starwood Property Trust, Inc. ................. 859,752 15,759,254
62,162,892
a
Multiline Retail  —  0 .3%
Dollar Tree, Inc.
(a) (b)
....................... 431,924 61,091,331
Kohl's Corp. ............................ 341,933 8,633,808
Macy's, Inc. ............................ 794,227 16,400,787
Nordstrom, Inc.
(b)
......................... 47,605 768,345
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 170,469 7,984,768
Target Corp. ............................ 613,158 91,385,068
186,264,107
a
Multi-Utilities  —  1 .6%
Ameren Corp. ........................... 758,262 67,424,657
CenterPoint Energy, Inc. .................... 1,856,265 55,669,387
CMS Energy Corp. ........................ 853,862 54,075,081
Consolidated Edison, Inc. ................... 1,047,697 99,856,001
Dominion Energy, Inc. ...................... 2,457,005 150,663,547
DTE Energy Co. ......................... 568,338 66,796,765
NiSource, Inc. ........................... 1,196,481 32,807,509
Public Service Enterprise Group, Inc. ........... 1,470,342 90,087,854
Sempra Energy .......................... 928,655 143,514,344
WEC Energy Group, Inc. .................... 929,808 87,178,798
848,073,943
a
Oil, Gas & Consumable Fuels  —  7 .7%
Antero Midstream Corp. .................... 988,866 10,669,864
Antero Resources Corp.
(a)
................... 287,390 8,906,216
APA Corp. ............................. 953,267 44,498,504
Cheniere Energy, Inc. ...................... 311,688 46,740,733
Chesapeake Energy Corp. .................. 357,098 33,699,338
Chevron Corp. ........................... 5,709,333 1,024,768,180
ConocoPhillips .......................... 3,679,507 434,181,826
Coterra Energy, Inc. ....................... 1,937,184 47,596,611
Devon Energy Corp. ....................... 985,231 60,601,559
Diamondback Energy, Inc. ................... 221,909 30,352,713
DT Midstream, Inc. ........................ 284,684 15,731,638
EOG Resources, Inc. ...................... 464,345 60,141,964
EQT Corp. ............................. 1,086,707 36,763,298
Exxon Mobil Corp. ........................ 12,165,337 1,341,836,671
Hess Corp. ............................. 179,004 25,386,347
HF Sinclair Corp. ......................... 397,414 20,621,812
Kinder Morgan, Inc. , Class P ................. 5,866,647 106,068,978
Marathon Oil Corp. ........................ 1,865,176 50,490,314
Marathon Petroleum Corp. .................. 1,381,373 160,778,003
Occidental Petroleum Corp.
(b)
................. 407,155 25,646,693
ONEOK, Inc. ............................ 1,161,615 76,318,106
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc.
(b)
............................ 216,249 $ 10,965,987
PDC Energy, Inc. ......................... 120,043 7,620,330
Phillips 66 .............................. 1,394,949 145,186,292
Pioneer Natural Resources Co. ............... 315,256 72,001,318
Range Resources Corp. .................... 245,269 6,136,630
Southwestern Energy Co.
(a)
.................. 3,092,023 18,088,335
Valero Energy Corp. ....................... 1,123,081 142,474,056
Williams Companies, Inc. (The) ............... 3,594,899 118,272,177
4,182,544,493
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp.
(b)
.................... 194,870 11,536,304
a
Personal Products  —  0 .0%
Coty, Inc. , Class A
(a) (b)
...................... 1,019,551 8,727,357
a
Pharmaceuticals  —  6 .5%
Bristol-Myers Squibb Co. .................... 6,286,957 452,346,556
Catalent, Inc.
(a)
.......................... 358,908 16,154,449
Elanco Animal Health, Inc.
(a) (b)
................ 1,304,438 15,940,232
Eli Lilly & Co. ........................... 462,715 169,279,656
Jazz Pharmaceuticals PLC
(a)
................. 181,303 28,883,381
Johnson & Johnson ....................... 7,769,141 1,372,418,758
Merck & Co., Inc. ......................... 4,338,797 481,389,527
Organon & Co. .......................... 744,433 20,792,014
Perrigo Co. PLC ......................... 395,505 13,482,765
Pfizer, Inc. ............................. 16,684,809 854,929,613
Royalty Pharma PLC , Class A ................ 1,095,555 43,296,334
Viatris, Inc. ............................. 3,569,423 39,727,678
3,508,640,963
a
Professional Services  —  0 .6%
CACI International, Inc. , Class A
(a)
............. 68,249 20,514,967
Clarivate PLC
(a) (b)
......................... 1,391,794 11,607,562
CoStar Group, Inc.
(a)
....................... 1,018,276 78,692,369
Dun & Bradstreet Holdings, Inc. ............... 736,498 9,029,465
Equifax, Inc.
(b)
........................... 179,232 34,835,531
FTI Consulting, Inc.
(a) (b)
..................... 59,597 9,464,004
Jacobs Solutions, Inc.
(b)
.................... 376,514 45,208,036
KBR, Inc.
(b)
............................. 142,802 7,539,945
Leidos Holdings, Inc. ...................... 401,237 42,206,120
ManpowerGroup, Inc.
(b)
..................... 149,870 12,470,683
Robert Half International, Inc.
(b)
............... 37,319 2,755,262
Science Applications International Corp. ......... 163,077 18,090,132
TransUnion
(b)
............................ 150,536 8,542,918
300,956,994
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a) (b)
................ 475,445 36,590,247
Howard Hughes Corp. (The)
(a) (b)
............... 107,575 8,220,882
Jones Lang LaSalle, Inc.
(a)
................... 140,283 22,356,902
Opendoor Technologies, Inc.
(a) (b)
............... 897,149 1,040,693
WeWork, Inc. , Class A
(a) (b)
................... 628,363 898,559
Zillow Group, Inc. , Class A
(a) (b)
................ 157,883 4,927,528
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 443,266 14,277,598
88,312,409
a
Road & Rail  —  0 .8%
Avis Budget Group, Inc.
(a) (b)
.................. 75,262 12,337,700
CSX Corp. ............................. 4,638,910 143,713,432
Hertz Global Holdings, Inc.
(a) (b)
................ 556,147 8,559,102
JB Hunt Transport Services, Inc.
(b)
............. 26,662 4,648,786
Knight-Swift Transportation Holdings, Inc. , Class A .. 459,977 24,107,395
Landstar System, Inc. ...................... 11,663 1,899,903
Lyft, Inc. , Class A
(a) (b)
....................... 210,577 2,320,559
Norfolk Southern Corp. ..................... 681,906 168,035,276

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Road & Rail (continued)
Rxo, Inc.
(a) (b)
............................ 287,231 $ 4,940,373
Ryder System, Inc. ........................ 144,550 12,080,043
Schneider National, Inc. , Class B .............. 159,031 3,721,325
Uber Technologies, Inc.
(a)
................... 758,179 18,749,767
U-Haul Holding Co. ....................... 27,232 1,639,094
U-Haul Holding Co. , Series N , NVS
(b)
........... 237,204 13,041,476
XPO Logistics, Inc.
(a) (b)
..................... 287,231 9,561,920
429,356,151
a
Semiconductors & Semiconductor Equipment  —  2 .2%
Advanced Micro Devices, Inc.
(a)
............... 1,009,707 65,398,722
Analog Devices, Inc. ....................... 1,210,069 198,487,618
Cirrus Logic, Inc.
(a)
........................ 162,728 12,119,982
First Solar, Inc.
(a)
......................... 312,916 46,871,688
GlobalFoundries, Inc.
(a) (b)
.................... 140,826 7,589,113
Intel Corp. ............................. 12,080,266 319,281,430
Marvell Technology, Inc. .................... 2,500,476 92,617,631
Microchip Technology, Inc. ................... 230,109 16,165,157
Micron Technology, Inc. ..................... 2,600,595 129,977,738
MKS Instruments, Inc.
(b)
.................... 167,806 14,218,202
ON Semiconductor Corp.
(a)
.................. 477,871 29,804,814
Qorvo, Inc.
(a)
............................ 301,257 27,305,935
Skyworks Solutions, Inc. .................... 473,720 43,170,104
Teradyne, Inc. ........................... 42,793 3,737,969
Texas Instruments, Inc. ..................... 842,954 139,272,860
Wolfspeed, Inc.
(a) (b)
........................ 362,653 25,037,563
1,171,056,526
a
Software  —  1 .6%
ANSYS, Inc.
(a)
........................... 120,569 29,128,265
Bill.com Holdings, Inc.
(a) (b)
................... 291,285 31,738,414
Black Knight, Inc.
(a)
........................ 410,441 25,344,732
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 303,431 2,639,850
Ceridian HCM Holding, Inc.
(a) (b)
................ 324,692 20,828,992
Coupa Software, Inc.
(a) (b)
.................... 97,805 7,743,222
Dolby Laboratories, Inc. , Class A
(b)
............. 177,466 12,518,452
DoubleVerify Holdings, Inc.
(a) (b)
................ 24,042 527,962
Dropbox, Inc. , Class A
(a)
.................... 54,988 1,230,631
Gen Digital, Inc.
(b)
......................... 1,068,445 22,896,776
Guidewire Software, Inc.
(a) (b)
.................. 246,367 15,412,719
Informatica, Inc. , Class A
(a) (b)
................. 88,157 1,436,078
Jamf Holding Corp.
(a) (b)
..................... 45,268 964,208
Manhattan Associates, Inc.
(a)
................. 70,432 8,550,445
nCino, Inc.
(a) (b)
........................... 159,551 4,218,528
NCR Corp.
(a) (b)
........................... 352,964 8,262,887
Nutanix, Inc. , Class A
(a)
..................... 323,930 8,438,376
Oracle Corp. ............................ 1,413,283 115,521,752
Paycor HCM, Inc.
(a) (b)
...................... 161,253 3,945,861
Procore Technologies, Inc.
(a) (b)
................ 57,450 2,710,491
Roper Technologies, Inc. .................... 311,632 134,653,071
Salesforce, Inc.
(a)
......................... 2,233,040 296,078,774
SentinelOne, Inc. , Class A
(a) (b)
................ 167,970 2,450,682
Teradata Corp.
(a)
......................... 137,615 4,632,121
Tyler Technologies, Inc.
(a) (b)
.................. 15,348 4,948,349
UiPath, Inc. , Class A
(a) (b)
.................... 1,009,200 12,826,932
Unity Software, Inc.
(a) (b)
..................... 238,658 6,823,232
VMware, Inc. , Class A
(a)
.................... 319,589 39,232,746
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 367,008 24,861,122
850,565,670
a
Specialty Retail  —  1 .5%
Advance Auto Parts, Inc. .................... 164,713 24,217,752
AutoNation, Inc.
(a)
......................... 99,327 10,657,787
AutoZone, Inc.
(a)
......................... 5,151 12,703,293
Bath & Body Works, Inc. .................... 674,264 28,413,485
Security Shares Value
a
Specialty Retail (continued)
Best Buy Co., Inc. ........................ 404,222 $ 32,422,647
Burlington Stores, Inc.
(a) (b)
................... 11,984 2,429,876
CarMax, Inc.
(a) (b)
.......................... 415,152 25,278,605
Dick's Sporting Goods, Inc.
(b)
................. 157,812 18,983,206
GameStop Corp. , Class A
(a) (b)
................. 786,460 14,518,052
Gap, Inc. (The) .......................... 580,541 6,548,503
Home Depot, Inc. (The)
(b)
................... 1,281,091 404,645,403
Leslie's, Inc.
(a) (b)
.......................... 50,896 621,440
Lithia Motors, Inc.
(b)
....................... 79,876 16,353,812
Lowe's Companies, Inc. .................... 250,887 49,986,726
O'Reilly Automotive, Inc.
(a)
................... 108,153 91,284,377
Penske Automotive Group, Inc.
(b)
.............. 79,041 9,084,182
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 235,574 2,233,242
RH
(a) (b)
................................ 36,423 9,731,861
Ross Stores, Inc. ......................... 582,634 67,626,328
Victoria's Secret & Co.
(a) (b)
................... 69,064 2,471,110
Williams-Sonoma, Inc. ..................... 38,721 4,449,817
834,661,504
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Dell Technologies, Inc. , Class C ............... 642,063 25,823,774
Hewlett Packard Enterprise Co. ............... 3,805,867 60,741,637
HP, Inc. ............................... 1,604,261 43,106,493
Western Digital Corp.
(a)
..................... 936,296 29,540,139
159,212,043
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Capri Holdings Ltd.
(a)
...................... 369,919 21,203,757
Carter's, Inc. ............................ 109,517 8,171,063
Columbia Sportswear Co.
(b)
.................. 105,521 9,241,529
Deckers Outdoor Corp.
(a)
.................... 8,997 3,591,243
Hanesbrands, Inc. ........................ 1,081,613 6,879,059
PVH Corp. ............................. 197,377 13,932,843
Ralph Lauren Corp. , Class A ................. 119,423 12,619,428
Skechers USA, Inc. , Class A
(a)
................ 334,528 14,033,450
Tapestry, Inc. ............................ 616,954 23,493,608
Under Armour, Inc. , Class A
(a) (b)
............... 554,992 5,638,719
Under Armour, Inc. , Class C
(a)
................ 569,242 5,077,638
VF Corp. .............................. 1,024,235 28,279,128
152,161,465
a
Thrifts & Mortgage Finance  —  0 .1%
MGIC Investment Corp. .................... 857,692 11,149,996
New York Community Bancorp, Inc. ............ 1,968,517 16,929,246
Rocket Companies, Inc. , Class A
(b)
............. 146,913 1,028,391
TFS Financial Corp. ....................... 147,472 2,125,072
UWM Holdings Corp. , Class A
(b)
............... 24,794 82,068
31,314,773
a
Tobacco  —  1 .3%
Altria Group, Inc. ......................... 5,292,268 241,909,570
Philip Morris International, Inc. ................ 4,574,375 462,972,494
704,882,064
a
Trading Companies & Distributors  —  0 .2%
Air Lease Corp. , Class A .................... 304,375 11,694,087
Core & Main, Inc. , Class A
(a) (b)
................ 137,600 2,657,056
MSC Industrial Direct Co., Inc. , Class A .......... 135,327 11,056,216
SiteOne Landscape Supply, Inc.
(a) (b)
............. 51,053 5,989,538
United Rentals, Inc.
(a) (b)
..................... 111,314 39,563,222
Univar Solutions, Inc.
(a) (b)
.................... 473,435 15,055,233
Watsco, Inc.
(b)
........................... 45,673 11,390,846
WESCO International, Inc.
(a)
................. 61,508 7,700,802
105,107,000
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2022
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 536,028 $ 81,701,388
Essential Utilities, Inc. ...................... 682,342 32,568,183
114,269,571
a
Wireless Telecommunication Services  —  0 .5%
T-Mobile U.S., Inc.
(a)
....................... 1,758,614 246,205,960
a
Total Long-Term Investments — 99.8%
(Cost: $ 50,239,087,240 ) .............................. 54,152,741,374
a
Short-Term Securities
Money Market Funds  —  1 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.53%
(c) (d) (e)
...................... 814,015,422 814,259,626
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.12%
(c) (d)
............................ 103,457,188 103,457,188
a
Total Short-Term Securities — 1.7%
(Cost: $ 917,209,256 ) ................................ 917,716,814
Total Investments — 101.5%
(Cost: $ 51,156,296,496 ) .............................. 55,070,458,188
Liabilities in Excess of Other Assets — ( 1 .5 ) % ............... (794,043,559)
Net Assets — 100.0% ................................. $ 54,276,414,629
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
  Shares Held
at 12/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 555,372,018  $ 258,480,254
(a)
$ —  $ (24,694) $ 432,048  $ 814,259,626  814,015,422  $ 5,113,931
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 115,810,000  —  (12,352,812)
(a)
—  —  103,457,188  103,457,188  1,448,774  57
BlackRock, Inc. .. 303,843,926  67,970,305  (39,303,830) 13,531,661  (32,150,152) 313,891,910  442,956  6,130,925  —
$ 13,506,967  $ (31,718,104)
$ 1,231,608,724
$ 12,693,630  $ 57
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
DJIA Mini e-CBOT Index ................................................................ 269  03/17/23 $ 44,768  $ (821,498)
S&P 500 E-Mini Index .................................................................. 146  03/17/23 28,185  (726,770)
S&P MidCap 400 E-Mini Index ............................................................ 160  03/17/23 39,082  (919,239)
$ (2,467,507)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 54,152,381,391  $ 359,983  $ —  $ 54,152,741,374
Short-Term Securities
Money Market Funds ...................................... 917,716,814  —  —  917,716,814
$ 55,070,098,205  $ 359,983  $ —  $ 55,070,458,188
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,467,507) $ —  $ —  $ (2,467,507)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares